Eaton Vance

Tax-Managed Growth Fund 1.1

September 30, 2021 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2021, the value of the Fund’s investment in the Portfolio was $2,237,021,031 and the Fund owned 6.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)(1)	883,547	$194,327,327
General Dynamics Corp.	152,333	29,861,838
Hexcel Corp.(1)	103,987	6,175,788
Howmet Aerospace, Inc.	4	125
Huntington Ingalls Industries, Inc.	2,300	444,038
L3Harris Technologies, Inc.	6,721	1,480,233
Lockheed Martin Corp.	127,793	44,101,364
Northrop Grumman Corp.	54,756	19,720,374
Raytheon Technologies Corp.	1,028,183	88,382,611
Textron, Inc.	9,462	660,542
TransDigm Group, Inc.(1)	3,386	2,114,794

		$387,269,034

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	280,856	$24,434,472
Expeditors International of Washington, Inc.	12,997	1,548,333
FedEx Corp.	359,477	78,829,711
GXO Logistics, Inc.(1)	67,458	5,291,405
United Parcel Service, Inc., Class B	1,462,169	266,260,975

		$376,364,896

Airlines — 0.0%(2)
American Airlines Group, Inc.(1)	66,989	$1,374,614
Delta Air Lines, Inc.(1)	61,964	2,640,286
Southwest Airlines Co.(1)	28,371	1,459,121

		$5,474,021

Auto Components — 0.6%
Adient PLC(1)	8,500	$352,325
Aptiv PLC(1)	1,022,078	152,258,960
BorgWarner, Inc.	800	34,568
Dorman Products, Inc.(1)	20,730	1,962,509
Garrett Motion, Inc.(1)	6,726	49,571
Gentex Corp.	1,443,192	47,596,472

		$202,254,405

Automobiles — 0.3%
Daimler AG	18,000	$1,605,600
Ford Motor Co.(1)	1,214,929	17,203,394
General Motors Co.(1)	87,194	4,595,996
Harley-Davidson, Inc.	800	29,288
Tesla, Inc.(1)	81,583	63,265,985
Toyota Motor Corp. ADR	5,100	906,525

		$87,606,788

Security	Shares	Value
Banks — 4.4%
Bank of America Corp.	4,461,689	$189,398,698
Bank of Hawaii Corp.	557	45,769
Bank of Montreal	4	399
CIT Group, Inc.	1,490	77,405
Citigroup, Inc.	887,368	62,275,486
Commerce Bancshares, Inc.	75,693	5,274,288
CVB Financial Corp.	608,432	12,393,760
Fifth Third Bancorp	1,750,024	74,271,018
First Republic Bank	2,010	387,689
HSBC Holdings PLC	220,592	1,156,659
HSBC Holdings PLC ADR	424	11,088
Huntington Bancshares, Inc.	144,510	2,234,125
ING Groep NV ADR	125	1,811
JPMorgan Chase & Co.	4,205,399	688,381,762
KeyCorp	94,874	2,051,176
Live Oak Bancshares, Inc.	15,000	954,450
M&T Bank Corp.	150,733	22,510,466
Pinnacle Financial Partners, Inc.	34,686	3,263,259
PNC Financial Services Group, Inc. (The)	112,911	22,089,908
Regions Financial Corp.	772,628	16,464,703
Signature Bank	3,359	914,588
Societe Generale S.A.	405,793	12,707,342
Sterling Bancorp	180,109	4,495,521
SVB Financial Group(1)	31,586	20,432,352
Synovus Financial Corp.	1,565	68,688
Toronto-Dominion Bank (The)	569	37,639
Truist Financial Corp.	1,624,262	95,262,966
U.S. Bancorp	1,077,302	64,034,831
Wells Fargo & Co.	3,672,382	170,435,249
Western Alliance Bancorp	23,987	2,610,265
Zions Bancorp N.A.	53,870	3,334,014

		$1,477,577,374

Beverages — 1.8%
Anheuser-Busch InBev SA/NV ADR	75,379	$4,249,868
Boston Beer Co., Inc. (The), Class A(1)	4,730	2,411,118
Brown-Forman Corp., Class A	17,399	1,090,395
Brown-Forman Corp., Class B	420,049	28,147,483
Coca-Cola Co. (The)	3,842,275	201,604,169
Constellation Brands, Inc., Class A	118,245	24,913,039
Diageo PLC ADR	8,946	1,726,578
Keurig Dr Pepper, Inc.	2,700	92,232
Molson Coors Beverage Co., Class B	81,684	3,788,504
Monster Beverage Corp.(1)	176,096	15,642,608
PepsiCo, Inc.	2,120,417	318,931,921

		$602,597,915

Biotechnology — 2.2%
AbbVie, Inc.	1,122,750	$121,111,042
Agios Pharmaceuticals, Inc.(1)	74,972	3,459,958
Alkermes PLC(1)	5,000	154,200
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,776,513
Amgen, Inc.	676,344	143,824,552

Security	Shares	Value
Arena Pharmaceuticals, Inc.(1)	15,471	$921,298
argenx SE ADR(1)	308,910	93,290,820
Biogen, Inc.(1)	100,377	28,405,687
Bluebird Bio, Inc.(1)	500	9,555
Blueprint Medicines Corp.(1)	211,575	21,752,026
Exact Sciences Corp.(1)	243,557	23,247,516
Exact Sciences Corp.(1)(3)	8,313	793,218
Gilead Sciences, Inc.	1,132,300	79,091,155
Incyte Corp.(1)	103,220	7,099,472
Moderna, Inc.(1)	343,592	132,234,817
Natera, Inc.(1)	14,283	1,591,697
Neurocrine Biosciences, Inc.(1)	219,845	21,085,334
Regeneron Pharmaceuticals, Inc.(1)	25,022	15,142,814
Seagen, Inc.(1)	5,662	961,408
Vertex Pharmaceuticals, Inc.(1)	346,315	62,818,078

		$758,771,160

Building Products — 0.5%
A.O. Smith Corp.	31,693	$1,935,492
Carlisle Cos., Inc.	71,809	14,274,911
Carrier Global Corp.	236,798	12,256,664
Fortune Brands Home & Security, Inc.	27,542	2,462,806
Johnson Controls International PLC	350,723	23,877,222
Lennox International, Inc.	381,979	112,366,762
Masco Corp.	38,156	2,119,566
Resideo Technologies, Inc.(1)	11,209	277,871
Trane Technologies PLC	41,918	7,237,143
Trex Co., Inc.(1)	3,070	312,925

		$177,121,362

Capital Markets — 4.9%
Affiliated Managers Group, Inc.	58,916	$8,901,618
Ameriprise Financial, Inc.	168,240	44,435,549
Bank of New York Mellon Corp. (The)	710,996	36,858,033
BlackRock, Inc.	41,727	34,994,766
Blackstone, Inc., Class A	402,444	46,820,335
Brookfield Asset Management, Inc., Class A	265,563	14,210,276
Cboe Global Markets, Inc.	175,154	21,694,574
Charles Schwab Corp. (The)	3,934,418	286,583,007
CME Group, Inc.	245,536	47,481,752
FactSet Research Systems, Inc.	97,345	38,429,859
Federated Hermes, Inc., Class B	37,249	1,210,593
Franklin Resources, Inc.	211,191	6,276,597
Goldman Sachs Group, Inc. (The)	1,160,752	438,799,079
Intercontinental Exchange, Inc.	154,759	17,769,428
Invesco, Ltd.	11,064	266,753
LPL Financial Holdings, Inc.	187,889	29,453,480
Moody’s Corp.	261,669	92,921,279
Morgan Stanley(4)	2,294,869	223,313,702
Morningstar, Inc.	4,694	1,215,887
Nasdaq, Inc.	71,215	13,745,919
Northern Trust Corp.	2,500	269,525
Raymond James Financial, Inc.	110,958	10,239,204
S&P Global, Inc.	308,515	131,084,938

Security	Shares	Value
SEI Investments Co.	159,600	$9,464,280
State Street Corp.	215,676	18,272,071
Stifel Financial Corp.	169,194	11,498,424
T. Rowe Price Group, Inc.	408,116	80,276,417
UBS Group AG(1)	9	143

		$1,666,487,488

Chemicals — 1.0%
AdvanSix, Inc.(1)	968	$38,478
Air Products and Chemicals, Inc.	25,995	6,657,579
Albemarle Corp.	128,966	28,239,685
Balchem Corp.	17,292	2,508,550
Cabot Corp.	16,510	827,481
Celanese Corp.	23,540	3,546,066
Chemours Co. (The)	1	29
Corteva, Inc.	242,479	10,203,516
Dow, Inc.	80,280	4,620,917
DuPont de Nemours, Inc.	505,065	34,339,369
Eastman Chemical Co.	1,062	106,986
Ecolab, Inc.	600,698	125,317,617
FMC Corp.	817	74,805
International Flavors & Fragrances, Inc.	5,000	668,600
Linde PLC	20,617	6,048,616
LyondellBasell Industries NV, Class A	4,274	401,115
NewMarket Corp.	13,626	4,616,080
Nutrien, Ltd.	9,812	636,112
PPG Industries, Inc.	414,428	59,267,348
RPM International, Inc.	3,433	266,572
Scotts Miracle-Gro Co. (The)	136	19,905
Sherwin-Williams Co. (The)	177,116	49,544,659
Westlake Chemical Corp.	1,000	91,140

		$338,041,225

Commercial Services & Supplies — 0.2%
Brady Corp., Class A	258	$13,080
Cintas Corp.	398	151,503
Copart, Inc.(1)	4,771	661,833
HNI Corp.	108,151	3,971,305
Pitney Bowes, Inc.	1,365	9,842
Republic Services, Inc.	2,127	255,368
Rollins, Inc.	60,814	2,148,558
Stericycle, Inc.(1)	8,000	543,760
Waste Connections, Inc.	115,655	14,564,434
Waste Management, Inc.	208,549	31,148,879

		$53,468,562

Communications Equipment — 1.7%
Arista Networks, Inc.(1)	910,405	$312,851,574
Arista Networks, Inc.(1)(3)	72,500	24,913,900
Arista Networks, Inc.(1)(3)	105,064	36,104,194
Cisco Systems, Inc.	3,011,681	163,925,797
Juniper Networks, Inc.	285,300	7,851,456

Security	Shares	Value
Motorola Solutions, Inc.	51,820	$12,038,823
Nokia Oyj ADR(1)	192	1,046

		$557,686,790

Construction & Engineering — 0.0%(2)
Fluor Corp.(1)	3,250	$51,903
Quanta Services, Inc.	2,649	301,509

		$353,412

Construction Materials — 0.0%(2)
Vulcan Materials Co.	62,993	$10,655,896

		$10,655,896

Consumer Finance — 1.1%
American Express Co.	1,009,394	$169,103,777
Capital One Financial Corp.	91,743	14,859,614
Discover Financial Services	1,229,947	151,098,989
LendingClub Corp.(1)	15,938	450,089
Synchrony Financial	758,957	37,097,818

		$372,610,287

Containers & Packaging — 0.1%
Amcor PLC	940,774	$10,903,571
AptarGroup, Inc.	65,000	7,757,750
Avery Dennison Corp.	5,508	1,141,313
Ball Corp.	63,819	5,741,795
Crown Holdings, Inc.	13,787	1,389,454
International Paper Co.	35,524	1,986,502
Packaging Corp. of America	12,273	1,686,801
Sealed Air Corp.	27,104	1,485,028
Sonoco Products Co.	774	46,115
WestRock Co.	21,573	1,074,982

		$33,213,311

Distributors — 0.0%(2)
Genuine Parts Co.	22,932	$2,780,046
LKQ Corp.(1)	81,118	4,081,858

		$6,861,904

Diversified Consumer Services — 0.0%(2)
Bright Horizons Family Solutions, Inc.(1)	6,150	$857,433
H&R Block, Inc.	3,429	85,725
Service Corp. International	16,140	972,596

		$1,915,754

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class A(1)	590	$242,713,604
Berkshire Hathaway, Inc., Class B(1)	1,968,375	537,248,273

		$779,961,877

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	517,131	$13,967,708
Liberty Latin America, Ltd., Class A(1)	1,546	20,222
Liberty Latin America, Ltd., Class C(1)	4,825	63,304

Security	Shares	Value
Lumen Technologies, Inc.	4,871	$60,352
Verizon Communications, Inc.	951,247	51,376,850

		$65,488,436

Electric Utilities — 0.3%
Duke Energy Corp.	227,308	$22,182,988
Edison International	1,960	108,721
Entergy Corp.	2,640	262,178
Exelon Corp.	31,288	1,512,462
NextEra Energy, Inc.	1,021,455	80,204,647
NRG Energy, Inc.	3,136	128,043
PPL Corp.	2,700	75,276
Southern Co. (The)	75,403	4,672,724
Xcel Energy, Inc.	20,000	1,250,000

		$110,397,039

Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$1,615,982
AMETEK, Inc.	68,380	8,479,804
Eaton Corp. PLC	92,139	13,757,274
Emerson Electric Co.	2,207,508	207,947,254
Generac Holdings, Inc.(1)	2,476	1,011,867
Hubbell, Inc.	62,461	11,284,829
nVent Electric PLC	4	129
Rockwell Automation, Inc.	113,811	33,464,986

		$277,562,125

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	24,559	$1,798,456
CDW Corp.	144,142	26,236,727
Corning, Inc.	1,489,441	54,349,702
IPG Photonics Corp.(1)	17,003	2,693,275
Keysight Technologies, Inc.(1)	12,706	2,087,469
Knowles Corp.(1)	1	19
Littelfuse, Inc.	52,675	14,394,497
Littelfuse, Inc.(3)	39,181	10,704,047
TE Connectivity, Ltd.	59,321	8,140,028
Teledyne Technologies, Inc.(1)	145	62,289
Trimble, Inc.(1)	15,062	1,238,849
Trimble, Inc.(1)(3)	183,372	15,074,806
Vontier Corp.	3,985	133,896
Zebra Technologies Corp., Class A(1)	50,775	26,170,450

		$163,084,510

Energy Equipment & Services — 0.1%
ChampionX Corp.(1)	10,853	$242,673
Core Laboratories NV	16,652	462,093
Frank’s International NV	1,500,000	4,410,000
Halliburton Co.	184,786	3,995,073
NOV, Inc.(1)	10,391	136,226
Schlumberger NV	835,265	24,757,255
Transocean, Ltd.(1)	3,548	13,447

		$34,016,767

Security	Shares	Value
Entertainment — 2.5%
Activision Blizzard, Inc.	243,371	$18,834,482
Electronic Arts, Inc.	150,119	21,354,428
Liberty Braves Group, Series A(1)	1,236	33,261
Liberty Braves Group, Series C(1)	2,473	65,337
Live Nation Entertainment, Inc.(1)	20,744	1,890,401
NetEase, Inc. ADR	510	43,554
Netflix, Inc.(1)	223,925	136,670,384
ROBLOX Corp., Class A(1)	905,777	68,431,452
Roku, Inc.(1)	3,130	980,785
Spotify Technology S.A.(1)	87,019	19,608,861
Walt Disney Co. (The)(1)	3,420,833	578,702,319
Zynga, Inc., Class A(1)	193,100	1,454,043

		$848,069,307

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	60,668	$16,101,894
American Tower Corp.(3)	33,660	8,928,787
AvalonBay Communities, Inc.	7,000	1,551,480
Boston Properties, Inc.	60	6,501
Equinix, Inc.	700	553,091
Extra Space Storage, Inc.	1,800	302,382
Federal Realty Investment Trust	1,300	153,387
Host Hotels & Resorts, Inc.(1)	528,986	8,638,341
ProLogis, Inc.	40,593	5,091,580
Public Storage	2,114	628,069
Regency Centers Corp.	405	27,269
SBA Communications Corp.	3,000	991,710
Simon Property Group, Inc.	25,563	3,322,423
Sun Communities, Inc.	10,148	1,878,395

		$48,175,309

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	948,405	$426,165,787
Kroger Co. (The)	154,886	6,262,041
Sprouts Farmers Market, Inc.(1)	750,036	17,378,334
Sysco Corp.	644,967	50,629,909
Walgreens Boots Alliance, Inc.	439,211	20,664,878
Walmart, Inc.	34,824	4,853,769

		$525,954,718

Food Products — 1.1%
Archer-Daniels-Midland Co.	137,778	$8,268,058
Campbell Soup Co.	748,065	31,276,598
Conagra Brands, Inc.	665,690	22,546,920
Flowers Foods, Inc.	586,273	13,853,631
General Mills, Inc.	146,647	8,772,424
Hain Celestial Group, Inc. (The)(1)	17,240	737,527
Hershey Co. (The)	219,063	37,076,413
Hormel Foods Corp.	366,066	15,008,706
J&J Snack Foods Corp.	33,410	5,105,716
JM Smucker Co. (The)	21,346	2,562,160
Kellogg Co.	72,821	4,654,718

Security	Shares	Value
Kraft Heinz Co. (The)	106,315	$3,914,518
Lamb Weston Holdings, Inc.	126,408	7,757,659
McCormick & Co., Inc., Non Voting Shares	167,236	13,551,133
Mondelez International, Inc., Class A	903,965	52,592,684
Nestle S.A.	1,118,348	134,749,772
Tyson Foods, Inc., Class A	27,528	2,173,060

		$364,601,697

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	1,993,822	$235,530,193
ABIOMED, Inc.(1)	109,299	35,579,010
Alcon, Inc.	22,924	1,844,694
Align Technology, Inc.(1)	18,703	12,445,537
Avanos Medical, Inc.(1)	542	16,910
Baxter International, Inc.	39,578	3,183,259
Becton, Dickinson and Co.	129,609	31,860,484
Boston Scientific Corp.(1)	478,945	20,781,424
Danaher Corp.	191,016	58,152,911
DexCom, Inc.(1)	125,592	68,681,241
Edwards Lifesciences Corp.(1)	31,569	3,573,927
Hill-Rom Holdings, Inc.	36,482	5,472,300
IDEXX Laboratories, Inc.(1)	17,216	10,706,630
Inari Medical, Inc.(1)	327,840	26,587,824
Insulet Corp.(1)	9,898	2,813,309
Integra LifeSciences Holdings Corp.(1)	2,025,898	138,733,495
Integra LifeSciences Holdings Corp.(1)(3)	200,000	13,696,000
Integra LifeSciences Holdings Corp.(1)(3)	730,000	49,990,400
Intuitive Surgical, Inc.(1)	175,548	174,521,044
Medtronic PLC	545,255	68,347,714
Penumbra, Inc.(1)	93,193	24,835,935
ResMed, Inc.	21,670	5,711,129
Smith & Nephew PLC ADR	5,500	188,870
Stryker Corp.	341,734	90,122,091
Teleflex, Inc.	14,475	5,450,561
West Pharmaceutical Services, Inc.	11,186	4,748,904
Zimmer Biomet Holdings, Inc.	152,838	22,369,370

		$1,115,945,166

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(1)	32,000	$2,040,960
Anthem, Inc.	145,784	54,348,275
Cardinal Health, Inc.	29,103	1,439,434
Centene Corp.(1)	171,273	10,672,021
Cigna Corp.	40,630	8,132,500
Cigna Corp.(3)	7,416	1,484,387
Covetrus, Inc.(1)	10,511	190,670
CVS Health Corp.	1,287,288	109,239,260
DaVita, Inc.(1)	157,055	18,259,214
Ensign Group, Inc. (The)	51,487	3,855,861
Guardant Health, Inc.(1)	145,805	18,227,083
HCA Healthcare, Inc.	192,518	46,727,969
Henry Schein, Inc.(1)	26,348	2,006,664
Humana, Inc.	2,441	949,915
Laboratory Corp. of America Holdings(1)	745	209,673

Security	Shares	Value
McKesson Corp.	150,389	$29,984,559
Molina Healthcare, Inc.(1)	18,585	5,042,296
Oak Street Health, Inc.(1)	744,379	31,658,439
Progyny, Inc.(1)	15,525	869,400
Tenet Healthcare Corp.(1)	2,363	156,998
UnitedHealth Group, Inc.	817,575	319,459,255

		$664,954,833

Health Care Technology — 0.0%(2)
Cerner Corp.	19,478	$1,373,589
Inovalon Holdings, Inc., Class A(1)	65,580	2,642,218
Teladoc Health, Inc.(1)	50,647	6,422,546
Veeva Systems, Inc., Class A(1)	12,508	3,604,430

		$14,042,783

Hotels, Restaurants & Leisure — 3.5%
Airbnb, Inc., Class A(1)	236,236	$39,628,589
Aramark	148,020	4,863,937
Booking Holdings, Inc.(1)	53,162	126,199,677
Carnival Corp.(1)	22,069	551,946
Chipotle Mexican Grill, Inc.(1)	121,020	219,956,271
Choice Hotels International, Inc.	49,631	6,271,870
Darden Restaurants, Inc.	77,690	11,767,704
Domino’s Pizza, Inc.	2,815	1,342,642
DraftKings, Inc., Class A(1)	550	26,488
Expedia Group, Inc.(1)	84,704	13,882,986
Hilton Worldwide Holdings, Inc.(1)	106,201	14,030,214
Hyatt Hotels Corp., Class A(1)	1,353,442	104,350,378
Marriott International, Inc., Class A(1)	1,480,901	219,306,629
McDonald’s Corp.	112,342	27,086,780
MGM Resorts International	892,202	38,498,516
Penn National Gaming, Inc.(1)	30,956	2,243,072
Royal Caribbean Cruises, Ltd.(1)	1,900	169,005
Starbucks Corp.	2,552,969	281,618,010
Texas Roadhouse, Inc.	417,127	38,096,209
Trip.com Group, Ltd. ADR(1)	5,200	159,900
Yum China Holdings, Inc.	375,464	21,818,213
Yum! Brands, Inc.	150,394	18,394,690

		$1,190,263,726

Household Durables — 0.2%
D.R. Horton, Inc.	31,511	$2,645,979
Helen of Troy, Ltd.(1)	645	144,919
Leggett & Platt, Inc.	94,579	4,240,922
Lennar Corp., Class A	48,693	4,561,560
Lennar Corp., Class B	21	1,629
Mohawk Industries, Inc.(1)	20,864	3,701,274
Newell Brands, Inc.	123,465	2,733,515

Security	Shares	Value
NVR, Inc.(1)	1,822	$8,734,814
PulteGroup, Inc.	222,055	10,196,765
Tempur Sealy International, Inc.	540,100	25,066,041
Toll Brothers, Inc.	4,378	242,060
Whirlpool Corp.	1,646	335,553

		$62,605,031

Household Products — 1.6%
Church & Dwight Co., Inc.	179,764	$14,843,114
Church & Dwight Co., Inc.(3)	17,504	1,445,305
Clorox Co. (The)	20,683	3,425,312
Colgate-Palmolive Co.	2,829,502	213,853,761
Energizer Holdings, Inc.	10,496	409,869
Kimberly-Clark Corp.	94,974	12,578,357
Procter & Gamble Co. (The)	2,193,853	306,700,649

		$553,256,367

Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$39,496

		$39,496

Industrial Conglomerates — 0.9%
3M Co.	778,183	$136,508,862
General Electric Co.	727,422	74,946,288
Honeywell International, Inc.	373,506	79,287,854
Roper Technologies, Inc.	21,082	9,405,313

		$300,148,317

Insurance — 1.3%
Aegon NV ADR	5	$25
Aflac, Inc.	885,015	46,135,832
Alleghany Corp.(1)	3,985	2,488,274
Allstate Corp. (The)	20,953	2,667,526
American International Group, Inc.	136,826	7,510,379
Aon PLC, Class A	175,011	50,012,893
Arch Capital Group, Ltd.(1)	286,437	10,936,165
Arthur J. Gallagher & Co.	501,294	74,517,353
Assurant, Inc.	13,599	2,145,242
Brighthouse Financial, Inc.(1)	936	42,335
Brookfield Asset Management Reinsurance Partners, Ltd., Class A(1)	1,615	89,729
Brown & Brown, Inc.	407	22,568
Chubb, Ltd.	51,587	8,949,313
Cincinnati Financial Corp.	74,325	8,489,402
Fidelity National Financial, Inc.	57,654	2,614,032
First American Financial Corp.	1,227	82,270
Globe Life, Inc.	62,917	5,601,501
Hartford Financial Services Group, Inc.	218,598	15,356,510

Security	Shares	Value
Lincoln National Corp.	8,488	$583,550
Markel Corp.(1)	23,895	28,557,631
Marsh & McLennan Cos., Inc.	238,691	36,144,978
MetLife, Inc.	18,779	1,159,228
Old Republic International Corp.	57,300	1,325,349
Principal Financial Group, Inc.	12,517	806,095
Progressive Corp. (The)	983,264	88,877,233
Prudential Financial, Inc.	21,659	2,278,527
Reinsurance Group of America, Inc.	6,425	714,846
Travelers Cos., Inc. (The)	146,997	22,345,014
Trisura Group, Ltd.(1)	496	16,770
W.R. Berkley Corp.	29,250	2,140,515
Willis Towers Watson PLC	70	16,272

		$422,627,357

Interactive Media & Services — 9.7%
Alphabet, Inc., Class A(1)	316,180	$845,313,553
Alphabet, Inc., Class C(1)	424,304	1,130,901,694
Baidu, Inc. ADR(1)	140,152	21,548,370
CarGurus, Inc.(1)	37,803	1,187,392
Cars.com, Inc.(1)	400	5,060
Facebook, Inc., Class A(1)	2,895,156	982,586,995
IAC/InterActiveCorp.(1)	13,258	1,727,385
Match Group, Inc.(1)	266,751	41,877,240
Match Group, Inc.(1)(3)	260,261	40,858,374
Pinterest, Inc., Class A(1)	2,540,426	129,434,705
Snap, Inc., Class A(1)	159,924	11,813,586
Snap, Inc., Class A(1)(3)	469,399	34,674,504
Twitter, Inc.(1)	313,831	18,952,254
Vimeo, Inc.(1)	10,844	318,488
Yelp, Inc.(1)	149,508	5,567,678
Zillow Group, Inc., Class A(1)	10,638	942,314
Zillow Group, Inc., Class C(1)	21,276	1,875,267

		$3,269,584,859

Internet & Direct Marketing Retail — 4.4%
Alibaba Group Holding, Ltd. ADR(1)	370,229	$54,812,403
Altaba, Inc.(5)	114,070	750,010
Amazon.com, Inc.(1)	415,222	1,364,020,879
DoorDash, Inc., Class A(1)	133,033	27,402,137
eBay, Inc.	330,295	23,011,653
Etsy, Inc.(1)	180	37,433
Qurate Retail, Inc., Series A	99,802	1,016,982
Wayfair, Inc., Class A(1)	66,699	17,042,262

		$1,488,093,759

IT Services — 5.0%
Accenture PLC, Class A	1,030,209	$329,584,463
Affirm Holdings, Inc.(1)	70,476	8,395,806
Akamai Technologies, Inc.(1)	257,635	26,946,045

Security	Shares	Value
Alliance Data Systems Corp.	686	$69,211
Amdocs, Ltd.	43,944	3,327,000
Automatic Data Processing, Inc.	308,131	61,601,549
Broadridge Financial Solutions, Inc.	108,127	18,018,283
CGI, Inc.(1)	200	16,952
Cognizant Technology Solutions Corp., Class A	25,858	1,918,922
Fidelity National Information Services, Inc.	18,757	2,282,352
Fiserv, Inc.(1)	663,315	71,969,677
Gartner, Inc.(1)	1,203	365,568
Global Payments, Inc.	46,403	7,312,185
International Business Machines Corp.	678,199	94,222,187
Jack Henry & Associates, Inc.	2,196	360,276
Mastercard, Inc., Class A	204,903	71,240,675
Okta, Inc.(1)	319,829	75,908,215
Paychex, Inc.	25,638	2,882,993
PayPal Holdings, Inc.(1)	1,114,377	289,972,039
Sabre Corp.(1)	157,290	1,862,314
Shopify, Inc., Class A(1)	12,524	16,979,789
Snowflake, Inc., Class A(1)	125,608	37,987,627
Square, Inc., Class A(1)	434,159	104,128,695
Twilio, Inc., Class A(1)	555,411	177,203,880
VeriSign, Inc.(1)	5,654	1,159,126
Visa, Inc., Class A	1,215,928	270,847,962
Visa, Inc., Class A(3)	29,956	6,672,699
Western Union Co. (The)	21,882	442,454

		$1,683,678,944

Leisure Products — 0.1%
Callaway Golf Co.(1)	1,165,163	$32,193,454
Hasbro, Inc.	8,235	734,727
Mattel, Inc.(1)	3,941	73,145
Polaris, Inc.	79,672	9,533,551

		$42,534,877

Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(1)	527,021	$76,723,717
Agilent Technologies, Inc.	675,957	106,483,506
Avantor, Inc.(1)	120,000	4,908,000
Bio-Rad Laboratories, Inc., Class A(1)	52	38,790
Illumina, Inc.(1)	92,146	37,375,339
IQVIA Holdings, Inc.(1)	57,487	13,770,436
Mettler-Toledo International, Inc.(1)	1,000	1,377,360
NeoGenomics, Inc.(1)	197,625	9,533,430
PerkinElmer, Inc.	10,025	1,737,232
Thermo Fisher Scientific, Inc.	60,408	34,512,903
Waters Corp.(1)	730	260,829

		$286,721,542

Machinery — 1.7%
Caterpillar, Inc.	395,684	$75,959,457
Caterpillar, Inc.(3)	6,950	1,334,192
Cummins, Inc.	1,688	379,057

Security	Shares	Value
Deere & Co.	221,013	$74,054,826
Donaldson Co., Inc.	129,828	7,453,425
Dover Corp.	387,429	60,245,210
Fortive Corp.	33,376	2,355,344
Illinois Tool Works, Inc.	1,283,606	265,231,508
Ingersoll Rand, Inc.(1)	171,492	8,644,912
Lincoln Electric Holdings, Inc.	53,660	6,910,871
Manitowoc Co., Inc. (The)(1)	11,435	244,938
Middleby Corp.(1)	2,000	341,020
Otis Worldwide Corp.	434,865	35,780,692
PACCAR, Inc.	186,094	14,686,539
Parker-Hannifin Corp.	25,759	7,202,732
Pentair PLC	75	5,447
Snap-on, Inc.	29,674	6,200,382
Stanley Black & Decker, Inc.	288	50,489
Trinity Industries, Inc.	11,100	301,587
Welbilt, Inc.(1)	40,320	937,037
Westinghouse Air Brake Technologies Corp.	14,120	1,217,285
Xylem, Inc.	104,546	12,930,249

		$582,467,199

Media — 0.3%
Comcast Corp., Class A	1,194,749	$66,822,311
Discovery, Inc., Class A(1)	97,615	2,477,468
Discovery, Inc., Class C(1)	255,207	6,193,874
Fox Corp., Class A	50,412	2,022,025
Interpublic Group of Cos., Inc. (The)	976	35,790
Liberty Broadband Corp., Series A(1)	1	168
Liberty Broadband Corp., Series C(1)	1	173
News Corp., Class A	32,024	753,525
Omnicom Group, Inc.	31,882	2,310,170
Sirius XM Holdings, Inc.	53,280	325,008
TEGNA, Inc.	1,201	23,684
ViacomCBS, Inc., Class B	612,221	24,188,852

		$105,153,048

Metals & Mining — 0.2%
Alcoa Corp.(1)	2,063	$100,963
Arconic Corp.(1)	1	32
Cleveland-Cliffs, Inc.(1)	386,648	7,659,497
Freeport-McMoRan, Inc.	97,788	3,181,044
Glencore PLC	598,405	2,814,959
Newmont Corp.	103	5,593
Nucor Corp.	242,095	23,843,937
Steel Dynamics, Inc.	232,124	13,574,611

		$51,180,636

Security	Shares	Value
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	53,943	$3,915,722
Dominion Energy, Inc.	896,671	65,474,916
DTE Energy Co.	77,124	8,615,522
NiSource, Inc.	828	20,063
Public Service Enterprise Group, Inc.	500	30,450
Sempra Energy	66,344	8,392,516
WEC Energy Group, Inc.	15,006	1,323,529

		$87,772,718

Multiline Retail — 0.1%
Dollar General Corp.	347	$73,613
Dollar Tree, Inc.(1)	147,240	14,093,813
Nordstrom, Inc.(1)	3,192	84,428
Target Corp.	43,260	9,896,590

		$24,148,444

Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.(1)	1,341,986	$25,242,757
Cheniere Energy, Inc.(1)	584,059	57,045,043
Chevron Corp.	1,024,462	103,931,670
ConocoPhillips	381,805	25,874,925
Devon Energy Corp.	33,163	1,177,618
DT Midstream, Inc.(1)	38,562	1,783,107
Enbridge, Inc.	4,983	198,323
EOG Resources, Inc.	957,376	76,848,572
EQT Corp.(1)	180,474	3,692,498
Equitrans Midstream Corp.	144,379	1,464,003
Exxon Mobil Corp.	3,191,990	187,752,852
Hess Corp.	53,310	4,164,044
HollyFrontier Corp.	9,171	303,835
Kinder Morgan, Inc.	112,401	1,880,469
Marathon Oil Corp.	8,775	119,954
Marathon Petroleum Corp.	193,112	11,936,253
Murphy Oil Corp.	65,112	1,625,847
Occidental Petroleum Corp.	39,361	1,164,298
Phillips 66	198,773	13,920,073
Pioneer Natural Resources Co.	22,600	3,763,126
Range Resources Corp.(1)	664,831	15,045,126
Royal Dutch Shell PLC, Class A ADR	100	4,457
Southwestern Energy Co.(1)	486	2,692
Valero Energy Corp.	14,809	1,045,071
Williams Cos., Inc. (The)	20,025	519,448

		$540,506,061

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	48,170	$14,447,628
Unilever PLC ADR	70,897	3,844,035

		$18,291,663

Security	Shares	Value
Pharmaceuticals — 4.3%
AstraZeneca PLC ADR	1,319,364	$79,241,002
Bausch Health Cos., Inc.(1)	4,389	122,234
Bristol-Myers Squibb Co.	2,388,829	141,347,012
Catalent, Inc.(1)	45,943	6,113,635
Eli Lilly & Co.	2,272,117	524,972,633
GlaxoSmithKline PLC ADR	11,863	453,285
Johnson & Johnson	2,603,504	420,465,896
Mallinckrodt PLC(1)	6	1
Merck & Co., Inc.	1,683,991	126,484,564
Novartis AG ADR	130,348	10,659,859
Novo Nordisk A/S ADR	67,297	6,461,185
Organon & Co.	165,644	5,431,467
Pfizer, Inc.	2,307,624	99,250,908
Reata Pharmaceuticals, Inc., Class A(1)	4,694	472,263
Roche Holding AG ADR	35,808	1,628,190
Sanofi ADR	5,100	245,871
Takeda Pharmaceutical Co., Ltd. ADR	31,905	522,604
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	49,732
Viatris, Inc.	143,127	1,939,371
Zoetis, Inc.	7,805	1,515,263
Zoetis, Inc.(3)	54,359	10,549,035

		$1,437,926,010

Professional Services — 0.3%
ASGN, Inc.(1)	284,823	$32,224,874
Booz Allen Hamilton Holding Corp., Class A	102,820	8,158,767
CACI International, Inc., Class A(1)	13,584	3,560,366
CACI International, Inc., Class A(1)(3)	6,200	1,624,614
Equifax, Inc.	8,854	2,243,781
IHS Markit, Ltd.	423	49,330
Jacobs Engineering Group, Inc.	85,615	11,346,556
Nielsen Holdings PLC	52,745	1,012,177
Thomson Reuters Corp.	181,943	20,101,063
Verisk Analytics, Inc.	109,365	21,902,528

		$102,224,056

Road & Rail — 1.4%
Canadian National Railway Co.	163,374	$18,894,203
Canadian Pacific Railway, Ltd.	960	62,467
CSX Corp.	2,219,677	66,013,194
J.B. Hunt Transport Services, Inc.	10,348	1,730,393
Kansas City Southern	6,899	1,867,145
Lyft, Inc., Class A(1)	160,326	8,591,870
Norfolk Southern Corp.	355,378	85,024,187
Norfolk Southern Corp.(3)	3,953	945,282
Uber Technologies, Inc.(1)	3,699,519	165,738,451
Union Pacific Corp.	585,629	114,789,140
XPO Logistics, Inc.(1)	67,458	5,368,308

		$469,024,640

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	27,020	$2,780,358
Analog Devices, Inc.	586,007	98,144,452
Applied Materials, Inc.	280,276	36,079,930
ASML Holding NV - NY Shares	12,572	9,367,523
Broadcom, Inc.	102,327	49,621,432
Broadcom, Inc.(3)	14,025	6,801,143
Cirrus Logic, Inc.(1)	50,300	4,142,205
Enphase Energy, Inc.(1)	50,000	7,498,500
Intel Corp.	7,090,719	377,793,508
KLA Corp.	225	75,265
Lam Research Corp.	83,655	47,612,243
Marvell Technology, Inc.	95,691	5,771,124
Microchip Technology, Inc.	557,284	85,537,521
Micron Technology, Inc.	386,114	27,406,372
NVIDIA Corp.	2,578,252	534,110,684
NXP Semiconductors NV	14,754	2,889,866
Qorvo, Inc.(1)	13,586	2,271,443
QUALCOMM, Inc.	4,056,582	523,217,946
Silicon Laboratories, Inc.(1)	67,435	9,451,690
Skyworks Solutions, Inc.	1,000	164,780
Teradyne, Inc.	1,200	131,004
Texas Instruments, Inc.	1,036,360	199,198,756
Xilinx, Inc.	15,258	2,303,806

		$2,032,371,551

Software — 9.9%
Adobe, Inc.(1)	420,983	$242,368,333
ANSYS, Inc.(1)	154,179	52,490,241
Autodesk, Inc.(1)	31,106	8,870,498
Box, Inc., Class A(1)	106,049	2,510,180
Cadence Design Systems, Inc.(1)	770,051	116,616,523
CDK Global, Inc.	3	128
Check Point Software Technologies, Ltd.(1)	151,951	17,176,541
Citrix Systems, Inc.	11,798	1,266,751
Coupa Software, Inc.(1)	54,504	11,946,187
Crowdstrike Holdings, Inc., Class A(1)	433,003	106,423,477
DocuSign, Inc.(1)	1,155,530	297,468,088
Dropbox, Inc., Class A(1)	3,191,403	93,252,796
Envestnet, Inc.(1)	87,353	7,009,205
Fortinet, Inc.(1)	26,918	7,861,133
Guidewire Software, Inc.(1)	67,562	8,031,095
Intuit, Inc.	117,544	63,416,163
Mandiant, Inc.	331,973	5,909,119
Manhattan Associates, Inc.(1)	77,673	11,886,299
Microsoft Corp.	4,472,757	1,260,959,653

Security	Shares	Value
Mimecast, Ltd.(1)	34,653	$2,203,931
nCino, Inc.(1)	25,000	1,775,750
NCR Corp.(1)	190	7,364
NortonLifeLock, Inc.	121,379	3,070,889
Nuance Communications, Inc.(1)	9,702	533,998
Nutanix, Inc., Class A(1)	18,402	693,755
Oracle Corp.	380,151	33,122,557
Palantir Technologies, Inc., Class A(1)	3,121,678	75,045,139
Palo Alto Networks, Inc.(1)	294,911	141,262,369
Paycom Software, Inc.(1)	552,844	274,072,413
RingCentral, Inc., Class A(1)	18,835	4,096,613
salesforce.com, inc.(1)	326,215	88,476,032
SAP SE ADR	2,796	377,572
ServiceNow, Inc.(1)	212,195	132,042,583
Smartsheet, Inc., Class A(1)	227,811	15,677,953
Splunk, Inc.(1)	412,415	59,680,575
Synopsys, Inc.(1)	34,898	10,448,810
Teradata Corp.(1)	318	18,237
Tyler Technologies, Inc.(1)	232,333	106,559,530
Workday, Inc., Class A(1)	241,399	60,323,196
Zscaler, Inc.(1)	65,205	17,098,055
Zscaler, Inc.(1)(3)	10,000	2,621,348

		$3,344,671,079

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	16,346	$3,414,516
AutoNation, Inc.(1)	18,322	2,230,887
AutoZone, Inc.(1)	2,520	4,278,935
Bath & Body Works, Inc.	265,335	16,724,065
Bed Bath & Beyond, Inc.(1)	22,000	380,050
Best Buy Co., Inc.	343,446	36,305,677
Burlington Stores, Inc.(1)	22,163	6,284,762
CarMax, Inc.(1)	25,710	3,289,851
Dick’s Sporting Goods, Inc.	72,500	8,683,325
Gap, Inc. (The)	75,000	1,702,500
Home Depot, Inc. (The)	123,811	40,642,199
Lithia Motors, Inc., Class A	80	25,363
Lowe’s Cos., Inc.	1,077,064	218,493,203
O’Reilly Automotive, Inc.(1)	191,239	116,858,503
O’Reilly Automotive, Inc.(1)(3)	59,492	36,345,002
Ross Stores, Inc.	589,113	64,124,950
Signet Jewelers, Ltd.	65,986	5,210,254
TJX Cos., Inc. (The)	1,697,061	111,972,085
Tractor Supply Co.	248,742	50,397,617
Ulta Beauty, Inc.(1)	97,158	35,066,265
Victoria’s Secret & Co.(1)	88,445	4,887,471

		$767,317,480

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	12,242,117	$1,732,259,555
Dell Technologies, Inc., Class C(1)	2,415	251,257
Hewlett Packard Enterprise Co.	388,878	5,541,511
Logitech International S.A.	2,406	212,089
NetApp, Inc.	78,200	7,019,232
Pure Storage, Inc., Class A(1)	1,300,000	32,708,000

		$1,777,991,644

Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.(3)	19,096	$1,830,069
Hanesbrands, Inc.	221,909	3,807,958
Kontoor Brands, Inc.	37,542	1,875,223
Levi Strauss & Co., Class A	168,000	4,117,680
Lululemon Athletica, Inc.(1)	4,378	1,771,777
NIKE, Inc., Class B	2,949,753	428,392,628
PVH Corp.(1)	16	1,645
Skechers USA, Inc., Class A(1)	100,000	4,212,000
Skechers USA, Inc., Class A(1)(3)	45,345	1,909,454
Skechers USA, Inc., Class A(1)(3)	50,000	2,104,736
Tapestry, Inc.	522	19,324
Under Armour, Inc., Class C(1)	500	8,760
VF Corp.	312,353	20,924,528

		$470,975,782

Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$4,238,691

		$4,238,691

Tobacco — 0.5%
Altria Group, Inc.	928,143	$42,249,069
British American Tobacco PLC ADR	3	106
Philip Morris International, Inc.	1,184,485	112,277,333

		$154,526,508

Trading Companies & Distributors — 0.3%
Fastenal Co.	2,049,876	$105,794,100
NOW, Inc.(1)	944	7,222
United Rentals, Inc.(1)	6,468	2,269,815
W.W. Grainger, Inc.	9,830	3,863,780

		$111,934,917

Water Utilities — 0.0%(2)
American Water Works Co., Inc.	23,388	$3,953,508
Essential Utilities, Inc.	500	23,040

		$3,976,548

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(2)
America Movil SAB de CV, Series L ADR	15,204	$268,655
Rogers Communications, Inc., Class B	750	34,980
Vodafone Group PLC ADR	5	77

		$303,712

Total Common Stocks (identified cost $15,429,877,150)		$33,515,142,813

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(2)
Qurate Retail, Inc., Series A, 8.00%	2,994	$323,801

		$323,801

Total Preferred Stocks (identified cost $168,592)		$323,801

Warrants — 0.0%(2)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(2)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$33,808

		$33,808

Total Warrants (identified cost $14,122)		$33,808

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(6)	212,350,709	$212,350,709

Total Short-Term Investments (identified cost $212,349,716)		$212,350,709

Total Investments — 99.9% (identified cost $15,642,409,580)	$33,727,851,131

Other Assets, Less Liabilities — 0.1%	$18,690,525

Net Assets — 100.0%	$33,746,541,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security.

(4)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2021, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
American Tower Corp.	9/16/21	9/16/22	33,660	$10,000,268	$8,928,787
Arista Networks, Inc.	12/17/20	12/17/21	105,064	30,000,276	36,104,194
Arista Networks, Inc.	3/18/21	3/18/22	72,500	20,964,888	24,913,900
Broadcom, Inc.	12/17/20	12/17/21	14,025	5,955,945	6,801,143
CACI International, Inc., Class A	6/17/21	6/17/22	6,200	1,636,477	1,624,614
Caterpillar, Inc.	3/18/21	3/18/22	6,950	1,622,835	1,334,192
Church & Dwight Co., Inc.	12/17/20	12/17/21	17,504	1,516,161	1,445,305
Cigna Corp.	12/17/20	12/17/21	7,416	1,500,098	1,484,387
Columbia Sportswear Co.	9/16/21	9/16/22	19,096	1,935,474	1,830,069
Exact Sciences Corp.	6/17/21	6/17/22	8,313	1,000,068	793,218
Integra LifeSciences Holdings Corp.	12/17/20	12/17/21	200,000	12,154,703	13,696,000
Integra LifeSciences Holdings Corp.	3/18/21	3/18/22	730,000	49,717,329	49,990,400
Littelfuse, Inc.	6/17/21	6/17/22	39,181	10,000,149	10,704,047
Match Group, Inc.	12/17/20	12/17/21	260,261	40,028,133	40,858,374
Norfolk Southern Corp.	9/16/21	9/16/22	3,953	982,303	945,282
O’Reilly Automotive, Inc.	6/17/21	6/17/22	59,492	31,782,975	36,345,002
Skechers USA, Inc., Class A	6/17/21	6/17/22	45,345	2,232,125	1,909,454
Skechers USA, Inc., Class A	9/16/21	9/16/22	50,000	2,269,138	2,104,736
Snap, Inc., Class A	3/18/21	3/18/22	469,399	30,000,055	34,674,504
Trimble, Inc.	9/16/21	9/16/22	183,372	16,843,461	15,074,806
Visa, Inc., Class A	3/18/21	3/18/22	29,956	6,676,445	6,672,699
Zoetis, Inc.	6/17/21	6/17/22	54,359	10,000,029	10,549,035
Zscaler, Inc.	6/17/21	6/17/22	10,000	2,121,320	2,621,348

Total Restricted Securities				$290,940,655	$311,405,496

At September 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $435,664,411, which represents 1.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended September 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley(1)	$—	$—	$(34,141,658)	$19,693,792	$32,003,332	$223,313,702	$2,564,539	2,294,869
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	202,615,051	339,243,059	(329,508,394)	—	993	212,350,709	118,307	212,350,709

				$19,693,792	$32,004,325	$435,664,411	$2,682,846

(1)	Affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$4,288,599,362	$—		$—	$4,288,599,362
Consumer Discretionary	4,301,638,679	42,189,261		750,010	4,344,577,950
Consumer Staples	2,084,479,096	134,749,772		—	2,219,228,868
Energy	574,522,828	—		—	574,522,828
Financials	4,709,639,073	13,864,001		—	4,723,503,074
Health Care	4,267,019,241	11,342,253		—	4,278,361,494
Industrials	2,840,842,645	2,569,896		—	2,843,412,541
Information Technology	9,531,084,317	28,400,201		—	9,559,484,518
Materials	430,276,109	2,814,959		—	433,091,068
Real Estate	39,246,522	8,928,787		—	48,175,309
Utilities	202,185,801	—		—	202,185,801
Total Common Stocks	$33,269,533,673	$244,859,130	**	$750,010	$33,515,142,813
Preferred Stocks	$323,801	$—		$—	$323,801
Warrants	33,808	—		—	33,808
Short-Term Investments	—	212,350,709		—	212,350,709
Total Investments	$33,269,891,282	$457,209,839		$750,010	$33,727,851,131

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.